INTANGIBLE ASSETS, NET (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets, Net [Abstract]
Amortization and impairment of intangible assets	$ 0	$ 430,000	$ 231,000
Estimated aggregate amortization of intangible assets - 2016	$ 23,000	26,000
Estimated aggregate amortization of intangible assets - 2017		3,000
Estimated aggregate amortization of intangible assets - 2018		3,000
Estimated aggregate amortization of intangible assets - 2019		3,000
Estimated aggregate amortization of intangible assets - 2020		3,000
Estimated aggregate amortization of intangible assets - 2021		3,000
Estimated aggregate amortization of intangible assets - Therafter		$ 20,000